Share-Based Compensation (Information) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Average share price	$ 14.22	$ 25.67